Leases - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease
2021	$ 2,617
2022	2,432
2023	2,114
2024	2,048
2025	669
Total	$ 9,880